13. STOCK INCENTIVE PLAN (Details) - Stock Options - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Shares:
Outstanding at beginning of period	2,182,668	15,404
Shares granted	2,870,000	2,180,000
Shares exercised	0	0
Shares forfeitures	(50,000)	(12,736)
Outstanding at end of period	4,532,668	2,182,668
Weighted Average Exercise Price:
Outstanding at beginning of period	$ 1.698	$ 14.675
Shares granted	2.615	1.683
Shares exercised	.000	.000
Shares forfeitures	(3.906)	14.764
Outstanding at end of period	$ 2.025	$ 1.698
Aggregate Intrinsic Value
Aggregate intrinsic value outstanding at beginning of period	$ 3,706,519	$ 226,059
Aggregate intrinsic value granted	$ 7,504,850	$ 3,668,500
Aggregate intrinsic value exercised	$ 0	$ 0
Aggregate intrinsic value forefeitures	$ (2,031,000)	$ (188,040)
Aggregate intrinsic value outstanding at end of period	$ 9,180,369	$ 3,706,519